NOTES RECEIVABLE, NET - THIRD PARTIES	12 Months Ended
Dec. 31, 2025
NOTES RECEIVABLE, NET - THIRD PARTIES
NOTES RECEIVABLE, NET - THIRD PARTIES

10.    NOTES RECEIVABLE, NET – THIRD PARTIES

Components of notes receivables, net-third parties are detailed as follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Notes receivable	3,224,739	3,676,478
Provision for notes receivable	—	—
Notes receivable, net	3,224,739	3,676,478

As of December 31, 2024 and 2025, notes receivable with net book value of RMB372 million and RMB nil were pledged as collateral for the issuance of bank acceptance notes.